INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2026
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 0	$ 2,591,385
Unrecognized income tax benefits	0	0	$ 0
Interest or penalties	0	0
Interest or penalties accrued	0	0
Uncertain tax positions	$ 0	$ 0